CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

Contract liabilities primarily relate to the advance consideration received from customers.

Movement in contract liabilities:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
As of January 1,	6,960	6,660	5,179
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(4,609)	(6,621)	(5,149)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	4,309	5,776	4,492

As of December 31,	6,660	5,815	4,522

Contract liabilities primarily consist of advance deposits for machine orders relating to sales of cleaning systems and other equipment. Revenue is recognized at a point in time when control of the products transfers to the customer, typically upon delivery, installation completion and customer acceptance in accordance with the contractual terms. Due to the customized nature of the products and customer-controlled delivery schedules, the timing of delivery may vary. The Company expects to satisfy these remaining performance obligations upon completion of manufacturing, delivery, installation and acceptance by the customers.